Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable equity securities - Measurement Alternative - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Investment Securities [Line Items]
Measurement alternative impairment losses	¥ (2,834)	¥ (2,984)
Measurement alternative downward changes for observable prices	0	0
Measurement alternative upward changes for observable prices	1,075	¥ 3,685
Cumulative impairment losses	12,591		¥ 10,102
Cumulative downward changes for observable prices	953		953
Cumulative upward changes for observable prices	¥ 53,600		¥ 54,806